CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
ASSETS:
TOTAL ASSETS	$ 50,679,784	$ 31,685,496
LIABILITIES:
Accrued expenses and other current liabilities	1,069,049	1,142,507
TOTAL LIABILITIES	38,394,202	14,413,971
SHAREHOLDERS' EQUITY:
Ordinary shares ($0.0001 par value, 500,000,000 shares authorized, 50,016,457 and 49,984,223 shares issued, 48,850,574 and 48,818,340 shares outstanding as of March 31, 2021 and 2020, respectively.)	6,977	5,002
Additional paid-in capital	71,021,898	60,615,048
Treasury stock	(3,988,370)	(3,988,370)
Deficit	(53,107,676)	(36,256,612)
Accumulated other comprehensive loss	(1,649,223)	(3,103,543)
TOTAL SHAREHOLDERS' EQUITY	12,283,606	17,271,525
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 50,679,784	$ 31,685,496
Ordinary shares, par value (in US dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in shares)	69,763,933	50,016,457
Ordinary shares, shares outstanding (in shares)	68,598,050	48,850,574
Parent Company | Reportable Legal Entities
ASSETS:
Cash	$ 4,491	$ 1,483,484
Prepayment and other assets	5,795	160,450
Investments in subsidiaries, VIEs and VIEs' subsidiaries	14,333,994	30,793,763
TOTAL ASSETS	14,344,280	32,437,697
LIABILITIES:
Accrued expenses and other current liabilities	60,675	161,882
Note payable		10,000,000
Due to related party	2,000,000	5,004,290
TOTAL LIABILITIES	2,060,675	15,166,172
SHAREHOLDERS' EQUITY:
Ordinary shares ($0.0001 par value, 500,000,000 shares authorized, 50,016,457 and 49,984,223 shares issued, 48,850,574 and 48,818,340 shares outstanding as of March 31, 2021 and 2020, respectively.)	6,976	5,002
Additional paid-in capital	71,021,898	49,330,571
Treasury stock	(3,988,370)	(3,988,370)
Deficit	(53,107,676)	(26,760,239)
Accumulated other comprehensive loss	(1,649,223)	(1,315,439)
TOTAL SHAREHOLDERS' EQUITY	12,283,605	17,271,525
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 14,344,280	$ 32,437,697
Ordinary shares, par value (in US dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in shares)	69,763,933	50,016,457
Ordinary shares, shares outstanding (in shares)	68,598,050	48,850,574